Geographic Information (Schedule Of Revenues And Long-Lived Assets From External Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 23,910	$ 23,016	$ 18,161
Long-lived assets	16,176	4,390
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,541	2,044	2,047
Long-lived assets	11,807	246
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,807	4,144
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,847	12,655	9,184
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,737	4,869	4,454
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,484	3,036	1,976
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	301	412	500
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	462
Iceland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 100